COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company's facilities are rented under several lease agreements in Israel, Europe and the U.S. for periods ending in 2024.

As of June 30, 2015, future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending June 30,
Unaudited
2016	$6,791
2017	6,783
2018	6,375
2019	5,557
2020 and on	25,294

Total minimum lease payments *)	$50,800

*)	Minimum payments have been reduced by minimum sublease rental of $ 462 (unaudited) due in the future under non-cancelable subleases.

In connection with the Company's offices lease agreement in Israel, the lessor has a lien of approximately $  1,500 (unaudited) which is included in short-term and restricted bank deposits.

Rent expenses for the six months ended June 30, 2015 and 2014, were approximately $  3,052 (unaudited) and $  3,150 (unaudited), respectively.

b.	Inventory commitments:

The Company is obligated under certain agreements with its suppliers to purchase specified items of excess inventory. Non-cancelable obligations as of June 30, 2015, were $  14,550 (unaudited).

c.	Royalty commitment to the Office of the Chief Scientist of the Israeli Ministry of Economy ("OCS"):

As of June 30, 2015 and December 31, 2014 , the Company and its Israeli subsidiaries have a contingent obligation to pay royalties in the amount of $  42,473 (unaudited) and $ 39,559 (audited), respectively.

As of June 30, 2015 and December 31, 2014, the Company and its Israeli subsidiaries have paid or accrued royalties to the OCS in the amount of $  4,110 (unaudited) and $  3,423 (audited), respectively, which was recorded as cost of revenues.